Leases - Summary of Amounts Recognized In The Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Amounts Recognized In The Statement Of Financial Position [Abstract]
Right-of-use assets	$ 4,183	$ 5,132
(-) Depreciation of right-of-use assets	(1,988)	(1,273)
Right-of-use assets	2,195	3,859
Lease liabilities (current)	780	1,209
Lease liabilities (non-current)	802	1,888
Lease liabilities	$ 1,582	$ 3,097